Note 12 - Subsequent Event (Details Textual) $ / shares in Units, $ in Thousands, ¥ in Millions			1 Months Ended						2 Months Ended	6 Months Ended
	Jul. 15, 2019 USD ($)	May 21, 2019 USD ($)	Jul. 31, 2019 $ / shares shares	Jul. 30, 2019 USD ($)	Jul. 03, 2019 USD ($)	Jul. 03, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jul. 15, 2019 CNY (¥)
Proceeds from Issuance of Common Stock										$ 5,596	$ 14,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares										309,868
Wanchunbulin [Member]
Proceeds from Noncontrolling Interests							$ 10,083	¥ 70.0
Subsequent Event [Member]
Proceeds from Issuance of Common Stock				$ 35,000
Subsequent Event [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares			2,058,825
Share Price | $ / shares			$ 17						$ 17
Subsequent Event [Member] | Interest Free Loan [Member] | Wanchun Biotechnology (Shenzhen) Ltd. [Member]
Debt Instrument, Term	1 year
Debt Instrument, Face Amount	$ 1,978											¥ 13.6
Subsequent Event [Member] | Wanchunbulin [Member]
Proceeds from Noncontrolling Interests					$ 14,537	¥ 100.0
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					4.76%	4.76%
Jefferies [Member] | Subsequent Event [Member]
Proceeds from Issuance of Common Stock									$ 13,023
Stock Issued During Period, Shares, New Issues | shares									620,753
Jefferies [Member] | Maximum [Member]
Aggregate Offering Price, Sales Agreement		$ 30,000